Reinsurances	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Text Block]
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE IV
REINSURANCE
($ in millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the year ended December 31, 2011
Life insurance in force	$316,817	$130,029	$1,941	$188,729	1%
Insurance Revenues
Life insurance and annuities	$4,451	$531	$13	$3,933	—%
Accident and health insurance	305	202	—	103	—%
Total insurance Revenues	$4,756	$733	$13	$4,036	—%
For the year ended December 31, 2010
Life insurance in force	$359,644	$150,446	$2,027	$211,225	1%
Insurance Revenues
Life insurance and annuities	$4,440	$546	$69	$3,963	2%
Accident and health insurance	316	213	—	103	—%
Total insurance Revenues	$4,756	$759	$69	$4,066	2%
For the year ended December 31, 2009
Life insurance in force	$356,432	$145,639	$2,157	$212,950	1%
Insurance Revenues
Life insurance and annuities	$4,552	$628	$70	$3,994	2%
Accident and health insurance	338	232	—	106	—%
Total insurance Revenues	$4,890	$860	$70	$4,100	2%

Reinsurance [Text Block]
Accounting Policy
The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company’s stockholders’ equity. As of December 31, 2011, 2010, and 2009, the Company’s policy for the largest amount retained on any one life by the Life Insurance segment was $10.
Results
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191, $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance (“WRR”). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK’s variable annuity contract and rider benefits, and HLAI assumed HLL’s GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.
Net fee income, earned premiums and other were comprised of the following:

	For the years ended December 31,
	2011	2010	2009
Gross fee income, earned premiums and other	$4,756	$4,756	$4,890
Reinsurance assumed	13	69	70
Reinsurance ceded	(733)	(759)	(860)
Net fee income, earned premiums and other	$4,036	$4,066	$4,100